Total Defined Contribution Expenses (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Japanese plans
Defined Benefit Plan Disclosure [Line Items]
Defined contribution expenses	¥ 3,199	¥ 3,602	¥ 3,729
Foreign plans
Defined Benefit Plan Disclosure [Line Items]
Defined contribution expenses	¥ 13,857	¥ 12,703	¥ 13,070